Domestic Equity Portfolio Expense Example - Domestic Equity Portfolio - Domestic Equity Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	298
Expense Example, with Redemption, 10 Years	$ 673